Note 13 - Government Grants and Subsidy	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of government grants [text block]
13.
GOVERNMENT GRANTS AND SUBSIDY

Government Grants

Included as a reduction of selling, general and administrative expenses are government grants of
$223,326
(
2019
-
$119,638
), relating to the Company's publishing and software projects. At the end of the period,
$Nil
(
2019
-
$110,000
) is included in accounts and grants receivable.

One government grant for the print-based ELL segment is repayable in the event that the segment's annual net income for each of the previous two
years exceeds
15%
of revenue. During the year, the conditions for the repayment of grants did not
arise and
no
liability was recorded.

Ontario Interactive Digital Media Tax Credit

The Company received an approval and funding of its grant from the Province of Ontario's Ontario Interactive Digital Media Tax Credit (“OIDMTC”) in the amount of
$904,940
for its investment in digital products in
2016.
  The OIDMTC is a
one
-time refundable tax credit based on eligible Ontario labour expenditures, eligible marketing, and distribution expenditures claimed by a qualifying corporation with respect to interactive digital media products.

The Ontario Creates Interactive Digital Media (“IDM”) Fund Concept Definition and Production programs provide content creators with funding for high quality, original interactive digital media content projects that make a positive contribution to the Ontario economy.

The fund assesses innovative interactive media projects, including e-learning, that are deemed to contribute to education and learning through the application of text, images, and other multimedia. The approval process involves a full audit of the product and processes.

Canada Emergency Wage Subsidy

The Canada Emergency Wage Subsidiy (“CEWS”) was announced on
March 27, 2020.
Effective
April 11, 2020,
the CEWS came into force providng a wage subsidy to eligible Canadian employers to enable them to continue to pay their Canadian employees through their own payroll. Due to the negative impact of COVID-
19,
the Company applied CEWS and received
$78,287
during the period as a reduction of General and Administrative Expense.